Leases - Schedule of Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jul. 31, 2017	Oct. 31, 2016
Leases [Abstract]
Operating Leases 2021	$ 487
Operating Leases 2022	466
Operating Leases 2023	415
Operating Leases 2024	406
Operating Leases 2025	420
Operating Leases Thereafter	561
Operating Leases Total future minimum lease payments	2,755
Operating Leases Less imputed interest	(333)
Operating Leases Total	2,422		$ 2,200
Finance Leases 2021	106
Finance Leases 2022
Finance Leases 2023
Finance Leases 2024
Finance Leases 2025
Finance Leases Thereafter
Finance Leases Total future minimum lease payments	106
Finance Leases Less imputed interest
Finance Leases Total	$ 106	$ 1,100